Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Movements by Class of Provision [text block table]

Movements by Class of Provisions

in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other	Total[1]
Balance as of January 1, 2019	215	684	499	585	433	2,416
Changes in the group of consolidated companies	(0)	0	0	(0)	(2)	(2)
New provisions	43	533	74	603	593	1,846
Amounts used	22	591	34	395	546	1,590
Unused amounts reversed	116	128	3	125	87	459
Effects from exchange rate fluctuations/Unwind of discount	(0)	8	9	(10)	2	8
Transfers	(0)	39	(1)	27	(9)	56
Balance as of December 31, 2019	119	544	543	684	384	2,276
Changes in the group of consolidated companies	(0)	0	(0)	(0)	(3)	(4)
New provisions	20	107	183	553	505	1,368
Amounts used	11	182	165	641	401	1,400
Unused amounts reversed	39	106	27	105	84	361
Effects from exchange rate fluctuations/Unwind of discount	0	(9)	(41)	4	(15)	(60)
Transfers	(0)	0	(1)	181	8	189
Balance as of December 31, 2020	89	355	492	676	396	2,007

[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.